PROPERTY PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
Depreciation expense	$ 20,897	$ 22,307	$ 91,427	$ 91,282